UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2008

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)    [  ] is a restatement
                                             [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           2344 Spruce Street, Suite A
                             Boulder, Colorado 80302
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller        Boulder, Colorado         February 13, 2009
     (Signature)                (City, State)               (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:     $345,393  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                    (d/b/a Stewart Investment Advisers)
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                           FORM 13F INFORMATION TABLE

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NAME OF ISSUER           TITLE      CUSIP        VALUE       SHRS OR   SH/   PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
                          OF                    (x$1000)     PRN AMT   PRN   CALL   DISCRETION  MANAGERS
                         CLASS                                                                            --------------------
                                                                                                        SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO        COM      025816109    1,299         70,000  SH           DEFINED       1              70,000

AVALONBAY CMNTYS INC       COM      053484101    1,145         18,900  SH           DEFINED       1              18,900

BERKSHIRE HATHAWAY INC     CL A     084670108    136,206        1,410  SH           DEFINED       1               1,410

BERKSHIRE HATHAWAY INC     CL B     084670207    31,176         9,700  SH           DEFINED       1               9,700

BURLINGTON NORTHN SANTA
FE C                       COM      12189T104    4,543         60,000  SH           DEFINED       1              60,000

CATERPILLAR INC DEL        COM      149123101    3,574         80,000  SH           DEFINED       1              80,000

CLOUGH GLOBAL              SH BEN
OPPORTUNITIES              INT      18914E106    272           30,000  SH           DEFINED       1              30,000

COHEN & STEERS ADV INC
RLTY                       COM      19247W102    133           35,147  SH           DEFINED       1              35,147

COHEN & STEERS PREM INC
RLTY                       COM      19247V104    79            22,000  SH           DEFINED       1              22,000

COHEN & STEERS QUALITY
RLTY                       COM      19247L106    78            20,600  SH           DEFINED       1              20,600

COHEN & STEERS REIT &
PFD IN                     COM      19247X100    545           87,696  SH           DEFINED       1              87,696

COHEN & STEERS REIT &
UTIL I                     COM      19247Y108    1,463        230,000  SH           DEFINED       1             230,000

COHEN & STEERS SELECT
UTIL F                     COM      19248A109    515           50,000  SH           DEFINED       1              50,000

CONSTELLATION ENERGY
GROUP I                    COM      210371100    9,707        386,887  SH           DEFINED       1             386,887

D R HORTON INC             COM      23331A109    241           34,100  SH           DEFINED       1              34,100

                           SPON
DIAGEO PLC                 ADR NEW  25243Q205    5,674        100,000  SH           DEFINED       1             100,000

EASTGROUP PPTY INC         COM      277276101    1,523         42,800  SH           DEFINED       1              42,800

EATON CORP                 COM      278058102    9,992        201,000  SH           DEFINED       1             201,000

FIDELITY NATIONAL
FINANCIAL                  CL A     31620R105    836           47,074  SH           DEFINED       1              47,074

FIRST AMER CORP CALIF      COM      318522307    4,622        160,000  SH           DEFINED       1             160,000

FLAHERTY & CRMN/CLYMR
PFD SE                     COM SHS  338478100    5,493        708,800  SH           DEFINED       1             708,800

FLAHERTY & CRMRN CLYMRE
T R                        COM      338479108    1,808        224,592  SH           DEFINED       1             224,592

                           SH BEN
GLIMCHER RLTY TR           INT      379302102    507          180,600  SH           DEFINED       1             180,600

                           PFD SH
GLIMCHER RLTY TR           SER F    379302300    195           28,900  SH           DEFINED       1              28,900

                           PFD SH
GLIMCHER RLTY TR           SER G    379302409    53             8,500  SH           DEFINED       1               8,500

GREAT PLAINS ENERGY INC    COM      391164100    2,900        150,000  SH           DEFINED       1             150,000

HCP INC                    COM      40414L109    2,952        106,300  SH           DEFINED       1             106,300

HIGHWOODS PPTYS INC        COM      431284108    1,910         69,800  SH           DEFINED       1              69,800

HOME DEPOT INC             COM      437076102    2,302        100,000  SH           DEFINED       1             100,000

JOHNSON & JOHNSON          COM      478160104    4,188         70,000  SH           DEFINED       1              70,000

KB HOME                    COM      48666K109    136           10,000  SH           DEFINED       1              10,000

KILROY RLTY CORP           COM      49427F108    2,901         86,700  SH           DEFINED       1              86,700

LEGG MASON INC             COM      524901105    2,812        128,328  SH           DEFINED       1             128,328

                           ENT COM
LIBERTY MEDIA CORP NEW     SER A    53071M500    1,311         75,000  SH           DEFINED       1              75,000

LTC PPTYS INC              COM      502175102    2,271        112,000  SH           DEFINED       1             112,000

MACK CALI RLTY CORP        COM      554489104    1,666         68,000  SH           DEFINED       1              68,000

MOODYS CORP                COM      615369105    2,009        100,000  SH           DEFINED       1             100,000

NATIONWIDE HEALTH PPTYS
INC                        COM      638620104    3,119        108,600  SH           DEFINED       1             108,600

PFIZER INC                 COM      717081103    1,771        100,000  SH           DEFINED       1             100,000

REDWOOD TR INC             COM      758075402    1,118         75,000  SH           DEFINED       1              75,000

RYLAND GROUP INC           COM      783764103    401           22,700  SH           DEFINED       1              22,700

STRATEGIC HOTELS &         PFD
RESORTS                    SER B    86272T403    68            15,600  SH           DEFINED       1              15,600

TANGER FACTORY OUTLET
CTRS                       COM      875465106    6,448        171,400  SH           DEFINED       1             171,400

TOLL BROTHERS INC          COM      889478103    540           25,200  SH           DEFINED       1              25,200

UDR INC                    COM      902653104    672           48,700  SH           DEFINED       1              48,700

VENTAS INC                 COM      92276F100    7,594        226,200  SH           DEFINED       1             226,200

WALGREEN CO                COM      931422109    6,069        246,000  SH           DEFINED       1             246,000

WAL MART STORES INC        COM      931142103    34,197       610,000  SH           DEFINED       1             610,000

YRC WORLDWIDE INC          COM      984249102    181           63,100  SH           DEFINED       1              63,100

YUM BRANDS INC             COM      988498101    34,178     1,085,000  SH           DEFINED       1           1,085,000




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